Taxes - Schedule of Reconciliation between Actual Provision for Income Taxes and Singapore Statutory Rate (Details)		12 Months Ended
		Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Schedule of Reconciliation between Actual Provision for Income Taxes and Singapore Statutory Rate [Abstract]
Income/(loss) before income tax		$ 463,129	$ 364,124	$ (1,417,180)	$ 1,415,796
Singapore income tax rate		17.00%	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate		$ 78,732	$ 61,901	$ (240,920)	$ 240,685
Non-deductible items in Singapore		54,698	43,005	8,516	27,323
Non-taxable income		(13,417)	(10,549)		(2,283)
Utilization of previous unrecognized: Capital allowances					(6,223)
Tax credit	[1]	(17,425)	(13,700)		(17,425)
Deferred tax asset not recognized in current year				232,404
Overprovision in prior year				(3,622)	(47,687)
Deferred tax liability					3,622
Total provision for/(benefit from) income tax		$ 102,588	$ 80,657	$ (3,622)	$ 198,012
Effective tax rate		14.00%	14.00%	(0.30%)	14.00%

[1]	A partial tax exemption is eligible for the first SGD 200,000 of chargeable income. Under this condition, 75% of the first SGD 10,000 of chargeable income is tax exempt and 50% of the next SGD 190,000 of chargeable income is tax exempt.